Other Net Operating Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Operating Results Net [abstract]
Result from assignment of areas	[1]			$ 21
Result from sale of assets				57
Lawsuits		$ (31)	$ 145	(341)
Insurance			0	15
Export Increase Program	[2]	149
Miscellaneous		34	5	16
Other operating results, net		$ 152	$ 150	$ (232)

[1]	See Note 34.b).
[2]	See Note 35.g).